Revenue (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 37,261	$ 516	$ 9,447	$ 417
Revenue from contracts with customers	2,044	516	8,804	200
Grant revenue	1,495
Total revenue	3,539	516	8,804	200
Project Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,991
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 53	$ 516
Revenue from contracts with customers			$ 6,462	$ 200